Acquisition - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended	4 Months Ended	11 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Sep. 02, 2025	Jan. 31, 2025	Dec. 01, 2024
Business Combination [Line Items]
Consideration was paid		¥ 155,880	¥ 155,880			¥ 204,380
Business acquisition, pro forma revenue	¥ 7,549
Business acquisition, pro forma net income (loss)	¥ 827
Business combination consideration transferred adjustment		178,045	178,045
Goodwill adjustment due to measurement period change		26,335	26,335
Japanese Business [Member]
Business Combination [Line Items]
Consideration was paid		196,354	196,354
Business acquisition cash paid		196,354	196,354
Business acquisition, pro forma revenue			92,497
Business acquisition, pro forma net income (loss)			9,869
Business acquisition, equity interests acquired					87.50%
Business combination, recognized asset acquired, cash and cash equivalent					¥ 9,041
Europe Business [Member]
Business Combination [Line Items]
Consideration was paid		537,703	¥ 537,703	¥ 537,711
Business acquisition, pro forma revenue		106,741
Business acquisition, pro forma net income (loss)		¥ 14,536
Business acquisition, equity interests acquired				100.00%
Business combination, recognized asset acquired, cash and cash equivalent				¥ 132,619